UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment | |; Amendment Number:

This Amendment (Check only one.):                | | is a restatement.
                                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semaphore Management LLC
Address:  320 Park Ave 10th Floor
	  New York NY 10022


13F File Number: 28-12780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Penberth
Title: Chief Financial Officer
Phone: 212-415-7246

Signature                               Place             and Date of Signing:


Robert Penberth				 New York, NY	    February 16, 2010
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  68

Form 13F Information Table Value Total:  233,520 (thousands)


List of Other Included Managers: N/A

				                     Value     Shares/  SH/ Put/ Invstmt Other              Voting Authoriy
Name of Issuer                 Title of Cl Cusip     (x$1000)  Prn Amt  Prn Call Dscretn Managers     Sole      Shared    None
------------------------------ ----------- --------- --------  -------- --- ---- ------- ------------ --------  --------  --------
AFFORD RESID COM 7.5% 	       CNV	   00828UAB9 1091      1000000	PRN	 SOLE		      1000000
AGCO CORPORATION 1.25%         CNV	   001084AM4 524       500000	PRN	 SOLE		      500000
ALTRIA GROUP, INC. CMN	       COM	   02209S103 297       15135	SH	 SOLE		      15135
AMEX MATERIALS SELECT 'SPDR'   PUT	   81369Y100 9287      281500	SH  PUT	 SOLE		      281500
AOL INC. CMN	               COM	   00184X105 2055      88300	SH	 SOLE		      88300
BARRICK GOLD CORPORATION CMN   COM	   067901108 1831      46500	SH	 SOLE		      46500
BUFFALO WILD WINGS, INC. CMN   PUT	   119848109 431       10700	SH  PUT	 SOLE		      10700
CAMECO CORPORATION CMN	       COM	   13321L108 1321      41050	SH	 SOLE		      41050
CARNIVAL CORPORATION CMN       PUT	   143658300 11941     376800	SH  PUT	 SOLE		      376800
CENTRAL GOLDTRUST MUTUAL FUND  COM	   153546106 1633      36789	SH	 SOLE		      36789
CHIPOTLE MEXICAN GRILL, INC.   PUT	   169656105 1640      18600	SH  PUT	 SOLE		      18600
DARDEN RESTAURANTS INC CMN     PUT	   237194105 1589      45300	SH  PUT	 SOLE		      45300
DENNY'S CORPORATION CMN	       COM	   24869P104 1209      552100	SH	 SOLE		      552100
DOMTAR CORPORATION CMN CLASS   COM	   257559203 3158      57000	SH	 SOLE		      57000
DOW CHEMICAL CO CMN	       PUT	   260543103 276       10000	SH  PUT	 SOLE		      10000
ECHOSTAR CORPORATION CMN       COM	   278768106 1869      92783	SH	 SOLE		      92783
EXTERRAN HOLDINGS, INC. CMN    COM	   30225X103 5341      249000	SH	 SOLE		      249000
FREEPORT-MCMORAN COPPER & GOLD PUT	   35671D857 2007      25000	SH  PUT	 SOLE		      25000
GENERAL MOLY, INC. CMN	       COM	   370373102 102       49545	SH	 SOLE		      49545
GEO GROUP INC CMN	       COM	   36159R103 984       44950	SH	 SOLE		      44950
GLOBAL CASH ACCESS HLDGS, INC. COM	   378967103 682       91000	SH	 SOLE		      91000
GOOGLE, INC. CMN CLASS A       PUT	   38259P508 310       500	SH  PUT	 SOLE		      500
GRAHAM CORP (DEL) CMN	       COM	   384556106 1335      64503	SH	 SOLE		      64503
HESS CORPORATION CMN	       COM	   42809H107 411       6794	SH	 SOLE		      6794
HILLTOP HOLDINGS INC CMN       COM	   432748101 673       57800	SH	 SOLE		      57800
INGLES MARKETS INC CL-A CMN CL COM	   457030104 466       30772	SH	 SOLE		      30772
ISHARES DOW JONES U.S. REAL    PUT	   464287739 4845      105500	SH  PUT	 SOLE		      105500
ISHARES MSCI EMERGING MKT      PUT	   464287234 427       10300	SH  PUT	 SOLE		      10300
ISHARES RUSSELL 2000 INDEX     PUT	   464287655 11302     181000	SH  PUT	 SOLE		      181000
ISHARES SILVER TRUST ETF       ETF	   46428Q109 306       18500	SH	 SOLE		      18500
JO-ANN STORES, INC CMN	       PUT	   47758P307 435       12000	SH  PUT	 SOLE		      12000
JOHNSON CONTROLS INC CMN       PUT	   478366107 248       9100	SH  PUT	 SOLE		      9100
KAPSTONE PAPER AND PACKAGING   COM	   48562P103 1879      191142	SH	 SOLE		      191142
KINROSS GOLD CORP 1.75%        CNV	   496902AD9 6456      6200000	PRN	 SOLE		      6200000
MACY'S INC. CMN	               PUT	   55616P104 3550      211800	SH  PUT	 SOLE		      211800
MARKET VECTORS ETF TRUST GOLD  CALL	   57060U100 1271      27500	SH  CALL SOLE		      27500
MARKET VECTORS ETF TRUST GOLD  ETF	   57060U100 4390      95000	SH	 SOLE		      95000
MATRIX SERVICE COMPANY CMN     COM	   576853105 864       81101	SH	 SOLE		      81101
MCMORAN EXPLORATION CO CONV    CNV	   582411500 2803      41137	SH	 SOLE		      41137
MITCHAM INDS INC CMN	       COM	   606501104 162       21990	SH	 SOLE		      21990
MONSANTO COMPANY CMN	       CALL	   61166W101 1758      21500	SH  CALL SOLE		      21500
MONSANTO COMPANY CMN	       COM	   61166W101 1568      19180	SH	 SOLE		      19180
NEVADA GOLD & CASINO INC CMN   COM	   64126Q206 134       144097	SH	 SOLE		      144097
POWERSHARES QQQ TRUST MUTUAL   PUT	   73935A104 961       21000	SH  PUT	 SOLE		      21000
PRICELINE.COM INC CMN	       PUT	   741503403 262       1200	SH  PUT	 SOLE		      1200
RETAIL HOLDRS TRUST MUTUAL     PUT	   76127U101 21940     233800	SH  PUT	 SOLE		      233800
ROYAL CARIBBEAN CRUISES LTD    PUT	   V7780T103 308       12200	SH  PUT	 SOLE		      12200
RUBICON MINERALS CORPORATION   COM	   780911103 150       31887	SH	 SOLE		      31887
SEACOR HOLDINGS INC. CMN       CALL	   811904101 419       5500	SH  CALL SOLE		      5500
SEACOR HOLDINGS INC. CMN       COM	   811904101 15400     201968	SH	 SOLE		      201968
SEARS HOLDINGS CORPORATION     PUT	   812350106 3655      43800	SH  PUT	 SOLE		      43800
SOUTHERN COPPER CORPORATION    PUT	   84265V105 1922      58400	SH  PUT  SOLE		      58400
SPDR GOLD TRUST ETF	       CALL	   78463V107 14551     135600	SH  CALL SOLE		      135600
SPDR GOLD TRUST ETF	       ETF	   78463V107 3938      36700	SH	 SOLE		      36700
SPDR KBW REGIONAL BANKING ETF  PUT	   78464A698 3907      175600	SH  PUT	 SOLE		      175600
SPDR S&P RETAIL ETF ETF	       PUT	   78464A714 4130      116000	SH  PUT	 SOLE		      116000
STANDEX INTERNATL CORP CMN     COM	   854231107 359       17886	SH	 SOLE		      17886
STD & PRS 400 MID-CAP DEP RCPT PUT	   595635103 21342     162000	SH  PUT	 SOLE		      162000
STEWART ENTERPRISES INC CL     COM	   860370105 1494      290254	SH	 SOLE		      290254
STEWART ENTERPRISES INC 3.375% CNV	   860370AK1 2585      3100000	PRN	 SOLE		      3100000
TECK COMINCO LIMITED CMN CL B  PUT	   878742204 350       10000	SH  PUT	 SOLE		      10000
THE MOSAIC COMPANY CMN	       COM	   61945A107 1374      23000	SH	 SOLE		      23000
TITAN INTERNATIONAL INC        COM	   88830M102 4740      584500	SH	 SOLE		      584500
TRANSOCEAN LTD. CMN	       PUT	   H8817H100 13198     159400	SH  PUT	 SOLE		      159400
UT/100 ISHARES BARCLAYS 1-3    PUT	   9EQ2CA426 10433     125000	SH  PUT	 SOLE		      125000
UT/100 OIL SERVICE HOLDRS TRST PUT	   9EQ2C0PE9 3518      29500	SH  PUT	 SOLE		      29500
VORNADO REALTY TRUST CMN       PUT	   929042109 4252      60800	SH  PUT	 SOLE		      60800
WELLS FARGO & CO (NEW) CMN     PUT	   949746101 3471      128600	SH  PUT	 SOLE		      128600